Sector Breakdown (% of net assets)	Percent of net assets

Industrials	21.59%
Communication Services	18.44%
Financials	17.67%
Energy	13.99%
Information Technology	11.67%
Consumer Discretionary	6.36%
Health Care	2.31%
Consumer Staples	2.24%
Real Estate	1.30%
Short-Term Securities and Other Assets in Excess of Liabilities	4.43%

Largest Equity Holdings	Percent of net assets
Alphabet, Inc., Class A	9.47%
AMERCO	7.13%
Royal Mail plc	5.31%
Stagwell, Inc.	4.85%
Babcock International Group plc	4.41%
F5 Networks, Inc.	4.04%
General Electric Company	4.00%
Berkshire Hathaway, Inc., Class B	3.38%
Range Resources Corporation	3.28%
NOV, Inc.	3.03%

Schedule of Investments - September 30, 2021
HW Opportunities MP Fund (Unaudited)

	Shares
COMMON STOCKS - 95.20%	Held	Value
COMMUNICATION SERVICES - 18.44%
Interactive Media & Services - 9.47%
Alphabet, Inc., Class A (a)	661	$1,767,197
Media - 8.06%
Discovery, Inc., Class C (a)	13,400	325,218
News Corporation, Class A	11,689	275,042
Stagwell, Inc. (a)	117,867	904,040
		1,504,300
Wireless Telecommunication Services - 0.91%
Vodafone Group plc - ADR	10,980	169,641
TOTAL COMMUNICATION SERVICES		3,441,138

CONSUMER DISCRETIONARY - 6.36%
Automobiles - 1.78%
General Motors Company (a)	6,310	332,600
Hotels, Restaurants & Leisure - 1.12%
Accor SA (a)	5,832	207,952
Internet & Catalog Retail - 1.70%
Points International Ltd. - (a) ADR	18,500	316,350
Internet & Direct Marketing Retail - 0.62%
Redbubble Ltd. (a)	36,400	116,577
Specialty Retail - 1.14%
The ODP Corporation (a)	5,297	212,728
TOTAL CONSUMER DISCRETIONARY		1,186,207

CONSUMER STAPLES - 2.24%
Tobacco - 2.24%
Philip Morris International, Inc.	4,400	417,076
TOTAL CONSUMER STAPLES		417,076

ENERGY - 13.99%
Energy Equipment & Services - 4.51%
Frank's International NV - (a) ADR	79,328	233,224
McDermott International Ltd. - (a) ADR	91,100	43,273
NOV, Inc. (a)	43,120	565,303
		841,800
Oil, Gas & Consumable Fuels - 9.48%
Cairn Energy plc	155,092	391,340
Equitrans Midstream Corporation	11,510	116,711
Hess Corporation	2,969	231,909
Range Resources Corporation (a)	27,070	612,594
Royal Dutch Shell plc - ADR	4,148	184,876
Suncor Energy, Inc.	11,100	230,214
		1,767,644
TOTAL ENERGY		2,609,444

FINANCIALS - 17.30%
Banks - 4.74%
Citigroup, Inc.	3,903	273,913
Popular, Inc.	1,720	133,592
Wells Fargo & Company	10,260	476,167
		883,672
Capital Markets - 6.73%
Credit Suisse Group AG - ADR	50,690	499,803
The Goldman Sachs Group, Inc.	825	311,875
Rothschild & Company	4,800	207,946
State Street Corporation	2,787	236,115
		1,255,739
Diversified Financial Services - 3.38%
Berkshire Hathaway, Inc., Class B (a)	2,310	630,491
Insurance - 2.45%
American International Group, Inc.	7,590	416,615
Global Indemnity Group LLC, Class A	1,554	41,570
		458,185
TOTAL FINANCIALS		3,228,087

HEALTH CARE - 2.31%
Health Care Providers & Services - 2.31%
Anthem, Inc.	790	294,512
CVS Health Corporation	1,600	135,776
TOTAL HEALTH CARE		430,288

INDUSTRIALS - 21.59%
Aerospace & Defense - 4.41%
Babcock International Group plc (a)	165,070	822,971
Air Freight & Logistics - 5.31%
Royal Mail plc	175,050	989,963
Construction & Engineering - 0.61%
Fluor Corporation (a)	7,178	114,633
Industrial Conglomerates - 4.00%
General Electric Company	7,238	745,731
Professional Services - 0.13%
Hudson Global, Inc. (a)	1,520	24,168
Road & Rail - 7.13%
AMERCO	2,060	1,330,821
TOTAL INDUSTRIALS		4,028,287

INFORMATION TECHNOLOGY - 11.67%
Communications Equipment - 4.04%
F5 Networks, Inc. (a)	3,787	752,779
Electronic Equipment, Instruments & Components - 2.70%
Arrow Electronics, Inc. (a)	4,492	504,407
IT Services - 2.05%
Euronet Worldwide, Inc. (a)	3,010	383,113
Software - 2.88%
Microsoft Corpoation	1,904	536,776
TOTAL INFORMATION TECHNOLOGY		2,177,075

REAL ESTATE - 1.30%
Equity Real Estate Investment Trusts - 1.30%
Seritage Growth Properties (a)	16,295	241,655
TOTAL REAL ESTATE		241,655

Total Common Stocks (Cost $18,071,015)		17,759,257

PREFERRED STOCKS - 0.37%
FINANCIALS - 0.37%
Thrifts & Mortgage Finance - 0.37%
Federal Home Loan Mortgage Corp. - Series Z (a)	28,660	68,497
8.375%, Perpetual
Federal Home Loan Mortgage Corporation, Series S (a)	40	132
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series N (a)	300	930
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series K (a)	70	239
5.790%, Perpetual
TOTAL FINANCIALS		69,798

Total Preferred Stocks (Cost $50,236)		69,798

Total Long-Term Investments (Cost $18,121,251)		17,829,055

SHORT-TERM INVESTMENTS - 3.26%
MONEY MARKET FUND - 3.26%
First American Government Obligations Fund, Class X, 0.03% (b)	607,981	607,981
Total Short-Term Investments (Cost $607,981)		607,981

Total Investments - 98.83% (Cost $18,729,232)	18,437,036
Other Assets in Excess of Liabilities - 1.17%	218,062
Net assets - 100.00%	$18,655,098

(a)	- Non-income producing security.
(b)	- The rate quoted is the annualized seven-day effective yield as of September 30 30, 2021

ADR	- American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2021.

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$15,303,759	$2,455,498	$-	$17,759,257
Preferred Stocks	69,798	-	-	69,798
Short-Term Investments	607,981	-	-	607,981
Other Insttruments
Futures Contracts(2)	-	17,119	-	17,119
	$15,981,538	$2,472,617	$-	$18,454,155

(1) Please refer to the Schedule of Investments to view securities segregated by sector and industry type.
(2) Futures contracts contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedule of Open Futures contracts.

During the period ended September 30, 2021, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Schedule of Open Futures Contracts - September 30, 2021
HW Opportunities MP Fund (Unaudited)

Expiration Date	Description	Number of Contracts Sold	Notional Amount	Value and Unrealized Appreciation

12/13/2021	British Pound Currency	(9)	$(562,500)	$17,119
				$17,119

HW Opportunities MP Fund
September 30, 2021

Industry Breakdown (% of net assets)	Market Value	Percent of net assets

Oil, Gas & Consumable Fuels	1,767,644	9.48%
Interactive Media & Services	1,767,197	9.47%
Media	1,504,300	8.06%
Road & Rail	1,330,821	7.13%
Capital Markets	1,255,739	6.73%
Air Freight & Logistics	989,963	5.31%
Banks	883,672	4.74%
Energy Equipment & Services	841,800	4.51%
Aerospace & Defense	822,971	4.41%
Communications Equipment	752,779	4.04%
Industrial Conglomerates	745,731	4.00%
Diversified Financial Services	630,491	3.38%
Software	536,776	2.88%
Electronic Equipment, Instruments & Components	504,407	2.70%
Insurance	458,185	2.46%
Health Care Providers & Services	430,288	2.31%
Tobacco	417,076	2.24%
IT Services	383,113	2.05%
Automobiles	332,600	1.78%
Internet & Catalog Retail	316,350	1.70%
Equity Real Estate Investment Trusts	241,655	1.30%
Specialty Retail	212,728	1.14%
Hotels, Restaurants & Leisure	207,952	1.11%
Wireless Telecommunication Services	169,641	0.91%
Internet & Direct Marketing Retail	116,577	0.62%
Construction & Engineering	114,633	0.61%
Thrifts & Mortgage Finance	69,798	0.37%
Professional Services	24,168	0.13%
Short-Term Securities and Other Assets in Excess of Liabilities	826,043	4.43%

HW Opportunities MP Fund
September 30, 2021

Country Breakdown (% of net assets)	Market Value	Percent of net assets

United States	13,281,332	71.19%
United Kingdom	2,558,790	13.72%
Canada	546,564	2.93%
Switzerland	499,804	2.68%
France	415,899	2.23%
Netherlands	233,224	1.25%
Puerto Rico	133,592	0.72%
Australia	116,577	0.62%
Bermuda	43,273	0.23%
Short-Term Securities and Other Assets in Excess of Liabilities	826,043	4.43%